Taxes (Details) ¥ in Millions, ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Oct. 01, 2019
Taxes [Line Items]
Statutory income tax rate	34.60%	34.60%	34.60%	34.60%	30.60%	30.60%
Profit taxes rate	(39.60%)	(39.60%)	(39.60%)	(39.60%)	5.80%	(9.70%)
Effective income tax value						$ 2,000,000
Reduced amount of effective rate | ¥				¥ 3
Income taxes, description	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.
Consumption tax examination	$ 3,000,000
Additional consumption tax amount								$ 600,000		$ 4,900,000	¥ 700.0
Inhabitant tax refund								2,000,000
Operating loss carryforward	181,618							61,114
Applicable consumption tax rate												8.00%
Consumption tax amount	28,300,000						¥ 3,800.0
Tax consultant amount	6,100,000	¥ 800.0
Consumption tax payable								5,475,313		16,600,000	2,200.0
Consumption tax amount										$ 12,900,000	¥ 1,700.0
Consumption tax payable monthly instalment								200,000	¥ 30.0
Tokyo Regional Taxation Bureau [Member]
Taxes [Line Items]
Additional consumption tax amount	$ 1,356,687
Consumption tax payable								600,000	¥ 90.9
TLS [Member]
Taxes [Line Items]
Profit taxes rate	8.25%	8.25%	8.25%	8.25%	8.25%	16.50%
Effective income tax value			$ 2,000,000		$ 2,000,000
PRC [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%	25.00%	25.00%	25.00%
Reduced effective percentage	5.00%	5.00%	5.00%	5.00%
Malaysia [Member]
Taxes [Line Items]
Foreign income tax rate	24.00%	24.00%	24.00%	24.00%
United States [Member]
Taxes [Line Items]
Foreign income tax rate	21.00%	21.00%	21.00%	21.00%
Operating loss carryforward	$ 216,831							58,218
Canada [Member]
Taxes [Line Items]
Statutory income tax rate	11.50%	11.50%	11.50%	11.50%
Foreign income tax rate	15.00%	15.00%	15.00%	15.00%
Statutory income tax rate					26.50%
Hong Kong [Member]
Taxes [Line Items]
Operating loss carryforward								$ 61,458
Minimum [Member]
Taxes [Line Items]
Foreign income tax rate	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Taxes [Line Items]
Foreign income tax rate					8.45%
Applicable consumption tax rate												10.00%